TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica JPMorgan Enhanced Index VP (the “portfolio”)

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica JPMorgan Enhanced Index VP relating to J.P. Morgan Investment Management Inc. under the section entitled “Management”. Transamerica Asset Management, Inc. continues to serve as the portfolio’s investment manager:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: J.P. Morgan Investment Management Inc.
Portfolio Managers:

Tim Snyder, CFA	Portfolio Manager	since 2013

Raffaele Zingone, CFA	Portfolio Manager	since 1997

Effective immediately, the following replaces the information in the Prospectus for the portfolio relating to J.P. Morgan Investment Management Inc. under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica JPMorgan Enhanced Index VP

Name	Sub-Adviser	Positions Over Past Five Years
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2013; Employee of J.P. Morgan Investment Management Inc. since 2003; Executive Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 1997; Employee of J.P. Morgan Investment Management Inc. since 1991; Managing Director; Portfolio Manager on the U.S. Disciplined Equity Team; Specialties include Research Enhanced Index (REI) strategies

Effective immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica JPMorgan Enhanced Index VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts[1]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tim Snyder, CFA	9	$7.10 billion	10	$3.85 billion	11	$8.64 billion
Raffaele Zingone, CFA	15	$12.16 billion	10	$3.65 billion	11	$8.64 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Tim Snyder, CFA	0	$0	0	$0	0	$0
Raffaele Zingone, CFA	0	$0	0	$0	0	$0

[1]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

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Investors Should Retain this Supplement for Future Reference

December 8, 2020